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                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  		September 30, 2011

Cornerstone Real Estate Advisers LLC
----------------------------------------------------------------------
Name of Institutional Investment Manager

One Financial Plaza, Suite 1700  Hartford    CT     06103
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Business Address  (Street)       (City)     (State)  (Zip)

13F File Number:    28-12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol  Chief Compliance Officer  (860)509-2233
----------------------------------------------------------------------
Name                    (Title)                   (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103
11/14/2011

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.
28-00060                   Babson Capital Management LLC


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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:	0

Form 13F Information
Table Entry Total:           	47

Form 13F Table Value Total:  	151,173
                                            (thousands)
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
Name of Issuer				Title of Class	CUSIP	   Value  Shares  Inv.	      Other     Voting  Authority
								   x1000	  Discretion  Managers	Sole	Shared	None

Acadia Realty Trust			COM SH BEN INT	004239109  960 	  51,354  SOLE	      N/A	7,504 	0	 43,850
Alexandria Real Estate Equities Inc	COM		015271109  2,943  47,946  SOLE	      N/A	18,786  0	 29,160
Ashford Hospitality Trust Inc		COM SHS		044103109  424 	  60,393  SOLE	      N/A	8,823 	0	 51,570
AvalonBay Communities Inc		COM		053484101  6,837  59,947  SOLE	      N/A	22,416  0	 37,531
Boston Properties Inc			COM		101121101  8,233  92,406  SOLE	      N/A	31,345  0	 61,061
BRE Properties Inc			CL A		05564E106  3,074  72,610  SOLE	      N/A	27,720  0	 44,890
Camden Property Trust			SH BEN INT	133131102  645 	  11,680  SOLE	      N/A	11,680  0	 -
CubeSmart				COM		229663109  261 	  30,600  SOLE	      N/A	30,600  0	 -
DCT Industrial Trust Inc		COM		233153105  712 	  162,287 SOLE	      N/A	23,757  0	 138,530
DDR Corp				COM		23317H102  3,272  300,214 SOLE	      N/A	99,044  0	 201,170
Digital Realty Trust Inc		COM		253868103  5,097  92,396  SOLE	      N/A	31,006  0	 61,390
Douglas Emmett Inc			COM		25960P109  2,054  120,122 SOLE	      N/A	53,522  0	 66,600
Duke Realty Corp			COM NEW		264411505  1,658  157,922 SOLE	      N/A	22,937  0	 134,985
DuPont Fabros Technology Inc		COM		26613Q106  1,020  51,793  SOLE	      N/A	26,393  0	 25,400
Equity Lifestyle Properties Inc		COM		29472R108  1,563  24,933  SOLE	      N/A	3,633 	0	 21,300
Equity Residential			SH BEN INT	29476L107  6,415  123,681 SOLE	      N/A	47,341  0	 76,340
Essex Property Trust Inc		COM		297178105  2,645  22,036  SOLE	      N/A	6,986 	0	 15,050
Extra Space Storage Inc			COM		30225T102  1,063  57,067  SOLE	      N/A	8,337 	0	 48,730
General Growth Properties Inc		COM		370023103  3,584  296,169 SOLE	      N/A	77,894  0	 218,275
Glimcher Realty Trust			SH BEN INT	379302102  1,872  264,398 SOLE	      N/A	61,818  0	 202,580
HCP Inc					COM		40414L109  7,607  216,976 SOLE	      N/A	71,156  0	 145,820
Health Care REIT Inc			COM		42217K106  5,570  119,015 SOLE	      N/A	44,300  0	 74,715
Hersha Hospitality Trust		SH BEN INT A	427825104  215 	  62,094  SOLE	      N/A	9,104 	0	 52,990
Highwoods Properties Inc		COM		431284108  1,196  42,321  SOLE	      N/A	6,181 	0	 36,140
Hospitality Properties Trust		COM SH BEN INT	44106M102  986 	  46,433  SOLE	      N/A	6,763 	0	 39,670
Host Hotels & Resorts Inc		COM		44107P104  3,943  360,407 SOLE	      N/A	130,347 0	 230,060
Hudson Pacific Properties Inc		COM		444097109  321 	  27,560  SOLE	      N/A	4,010 	0	 23,550
Kimco Realty Corp			COM		49446R109  5,332  354,725 SOLE	      N/A	117,855 0	 236,870
LaSalle Hotel Properties		COM SH BEN INT	517942108  300 	  15,600  SOLE	      N/A	2,280 	0	 13,320
Liberty Property Trust			SH BEN INT	531172104  1,108  38,068  SOLE	      N/A	5,568 	0	 32,500
LTC Properties Inc			COM		502175102  636 	  25,117  SOLE	      N/A	3,647 	0	 21,470
Macerich Co/The				COM		554382101  1,440  33,769  SOLE	      N/A	10,862  0	 22,907
National Retail Properties Inc		COM		637417106  1,669  62,102  SOLE	      N/A	9,022 	0	 53,080
Post Properties Inc			COM		737464107  1,866  53,711  SOLE	      N/A	19,171  0	 34,540
ProLogis Inc				COM		74340W103  5,130  211,537 SOLE	      N/A	68,464  0	 143,073
Public Storage				COM		74460D109  10,153 91,183  SOLE	      N/A	28,970  0	 62,213
Rayonier Inc				COM		754907103  1,276  34,680  SOLE	      N/A	5,065 	0	 29,615
Senior Housing Properties Trust		SH BEN INT	81721M109  3,093  143,582 SOLE	      N/A	49,102  0	 94,480
Simon Property Group Inc		COM		828806109  17,130 155,752 SOLE	      N/A	57,007  0	 98,745
SL Green Realty Corp			COM		78440X101  2,884  49,597  SOLE	      N/A	15,832  0	 33,765
STAG Industrial Inc			COM		85254J102  896 	  87,872  SOLE	      N/A	12,782  0	 75,090
Starwood Hotels & Resorts Worldwide Inc	COM		85590A401  1,699  43,758  SOLE	      N/A	6,368 	0	 37,390
Tanger Factory Outlet Centers		COM		875465106  2,120  81,510  SOLE	      N/A	11,880  0	 69,630
UDR Inc.				COM		902653104  3,213  145,110 SOLE	      N/A	47,320  0	 97,790
Ventas Inc				COM		92276F100  7,509  152,008 SOLE	      N/A	50,613  0	 101,395
Vornado Realty Trust			SH BEN INT	929042109  6,913  92,639  SOLE	      N/A	31,035  0	 61,604
Weingarten Realty Investors		SH BEN INT	948741103  2,637  124,550 SOLE	      N/A	43,550  0	 81,000

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11/14/2011
Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC (Cornerstone) Form 13F for the quarter ending
September 30, 2011.

Cornerstone has indicated that it exercises sole investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company (MassMutual) to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer

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